Vie	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Vie

VIE

To satisfy PRC laws and regulations, the Company conducts certain business in the PRC through the VIE.

As a result of the VIE Agreements signed between WOFE and Bohai, the Company includes the assets, liabilities, revenues and expenses of Bohai (the “VIE”) in its consolidated financial statements.

Substantially all of the Company’s assets, including those of Bohai which is considered the VIE and YantaiTianzheng, which is an acquired subsidiary of the Company, are accessible to Bohai through WOFE II creditors irrespective of the VIE arrangement.

The VIE Agreements include:

Equity Interest Pledge Agreement. The WOFE and Bohai’s shareholders have entered into Equity Interest Pledge Agreements, pursuant to which each Bohai shareholder has pledged all of his shares of Bohai to the WOFE in order to guarantee cash-flow payments under the applicable Consulting Services Agreement. The Equity Pledge Agreement further entitles the WOFE to collect dividends from Bohai during the term of the pledge.

Consulting Service Agreement. Bohai and the WOFE has entered into a Consulting Services Agreement, which provides that the WOFE will be the exclusive provider of technology services to Bohai and Bohai will pay all of its net income based on the quarterly financial statements to the WOFE for such services. Any such payment from the WOFE to the Company would need to comply with applicable Chinese laws affecting payments from Chinese companies to non-Chinese companies. See “Risk Factors – Risks Associated With Doing Business in China.”

Operating Agreement. Pursuant to the operating agreement among the WOFE, Bohai and the Bohai shareholders, the WOFE provides guidance and instructions on Bohai’s daily operations and financial affairs. The Bohai shareholders must designate the candidates recommended by the WOFE as their representatives on their respective boards of directors. The WOFE has the right to appoint senior executives of Bohai. In addition, the WOFE agrees to guarantee Bohai’s performance under any agreements or arrangements relating to Bohai’s business arrangements with any third party. Bohai, in return, agrees to pledge its accounts receivable and all of its assets to the WOFE. Moreover, Bohai agrees that without the prior consent of the WOFE, Bohai will not engage in any transactions that could materially affect its assets, liabilities, rights or operations, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party.

These contractual arrangements may not be as effective in providing the Company with control over the VIE as direct ownership. Due to its VIE structure, the Company has to rely on contract right to effect control and management of the VIE, which exposes it to the risk of potential breach of contract by the shareholders of Bohai.

The VIE Agreements are subject to significant risks as set forth in the following risk factors.

¨

The PRC government may determine that the VIE Agreements used to control the Company’s operating subsidiary Bohai are not in compliance with applicable PRC laws, rules and regulations and that they are therefore unenforceable.

¨

There are risks involved with the operation of Bohai under the VIE Agreements. The Company has been advised by PRC legal counsel that if the PRC government determines the VIE Agreement used to control the operating company to be unenforceable as they circumvent the PRC restrictions relating to foreign investment restrictions, the relevant regulatory authorities would have broad discretion in dealing with such breach and could have a material adverse impact on our business, financial condition and results of operations.

¨

The Company depends upon the VIE Agreements in conducting its production, manufacturing, and distribution of traditional Chinese herbal medicines in the PRC, which may not be as effective as direct ownership.

¨

The Company conducts its production, manufacturing and distribution of traditional Chinese herbal medicines in the PRC and generate the revenues from the Bohai business through the VIE Agreements. The VIE Agreements may not be as effective in providing us with control over Bohai as direct ownership. The VIE Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration proceedings pursuant to PRC laws. Accordingly, the VIE Agreements will be interpreted in accordance with PRC laws. If Bohai or its shareholders fail to perform the obligations under the VIE Agreements, the Company may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief, and claiming damages, and there is a risk that the Company may be unable to obtain these remedies. The legal environment in China is not as developed as in other jurisdictions. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements.

¨	The pricing arrangement under the VIE Agreements may be challenged by the PRC tax authorities.

¨

The Company could face adverse tax consequences if the PRC tax authorities determine that the VIE Agreements were not entered into based on arm’s length negotiations. If the PRC tax authorities determine that the VIE Agreements were not entered into on an arm’s length basis, they may adjust the income and expenses of the Company for PRC tax purposes which could result in higher tax liability.

On January 17, 2014, all rights and obligations of WOFE relating to Bohai, including all of WOFE’s rights and obligations under each of the VIE Agreements, were assigned in full to WOFE II.

VIE

To satisfy PRC laws and regulations, the Company conducts certain business in the PRC through the VIEs.

As a result of the VIE Agreements signed between Yantai Shencaojishi Pharmaceuticals Co., Ltd (“WOFE”) and Yantai Bohai Pharmaceuticals Group Co. Ltd (“Bohai”), the Company includes the assets, liabilities, revenues and expenses of Bohai(the “VIE”) in its consolidated financial statements.

Substantially all of the Company’s assets, including those of Bohai which is considered the VIE and Yantai Tianzheng, which is an acquired subsidiary of the Company are accessible to Bohai through WOFE II creditors irrespective of the VIE arrangement.

The VIE Agreements include:

Equity Interest Pledge Agreement. The WOFE and Bohai Shareholders have entered into Equity Interest Pledge Agreements, pursuant to which each Bohai Shareholder has pledged all of his shares of Bohai to the WOFE in order to guarantee cash-flow payments under the applicable Consulting Services Agreement. The Equity Pledge Agreement further entitles the WOFE to collect dividends from Bohai during the term of the pledge.

Consulting Service Agreement. Bohai and the WOFE has entered into a Consulting Services Agreement, which provides that the WOFE will be the exclusive provider of technology services to Bohai and Bohai will pay all of its net income based on the quarterly financial statements to the WOFE for such services. Any such payment from the WOFE to the Company would need to comply with applicable Chinese laws affecting payments from Chinese companies to non-Chinese companies. See “Risk Factors – Risks Associated With Doing Business in China.”

Operating Agreement. Pursuant to the operating agreement among the WOFE, Bohai and each of Bohai Shareholder, the WOFE provides guidance and instructions on Bohai’s daily operations and financial affairs. The Bohai Shareholders must designate the candidates recommended by the WOFE as their representatives on their respective boards of directors. The WOFE has the right to appoint senior executives of Bohai. In addition, the WOFE agrees to guarantee Bohai’s performance under any agreements or arrangements relating to Bohai’s business arrangements with any third party. Bohai, in return, agrees to pledge its accounts receivable and all of its assets to the WOFE. Moreover, Bohai agrees that without the prior consent of the WOFE, Bohai will not engage in any transactions that could materially affect its assets, liabilities, rights or operations, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party.

These contractual arrangements may not be as effective in providing the Company with control over the VIEs as direct ownership. Due to its VIEs structure, the Company has to rely on contract right to effect control and management of the VIEs, which exposes it to the risk of potential breach of contract by the shareholders of Yantai Bohai Pharmaceuticals Group Co. Ltd. The VIE Agreements are subject to significant risks as set forth in the following risk factors.

•         The PRC government may determine that the VIE Agreements used to control the Company’s operating subsidiary Bohai are not in compliance with applicable PRC laws, rules and regulations and that they are therefore unenforceable.

•         There are risks involved with the operation of Bohai under the VIE Agreements. The Company has been advised by PRC legal counsel that if the PRC government determines the VIE Agreement used to control the operating company to be unenforceable as they circumvent the PRC restrictions relating to foreign investment restrictions, the relevant regulatory authorities would have broad discretion in dealing with such breach and could have a material adverse impact on our business, financial condition and results of operations.

•         The Company depend upon the VIE Agreements in conducting its production, manufacturing, and distribution of traditional Chinese herbal medicines in the PRC, which may not be as effective as direct ownership.

•        The Company conduct its production, manufacturing and distribution of traditional Chinese herbal medicines in the PRC and generate the revenues from the Bohai business through the VIE Agreements. The VIE Agreements may not be as effective in providing us with control over Bohai as direct ownership. The VIE Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration proceedings pursuant to PRC laws. Accordingly, the VIE Agreements will be interpreted in accordance with PRC laws. If Bohai or its Shareholders fail to perform the obligations under the VIE Agreements, the Company may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief, and claiming damages, and there is a risk that the Company may be unable to obtain these remedies. The legal environment in China is not as developed as in other jurisdictions. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements.

•        The pricing arrangement under the VIE Agreements may be challenged by the PRC tax authorities.

•        The Company could face adverse tax consequences if the PRC tax authorities determine that the VIE Agreements were not entered into based on arm’s length negotiations. If the PRC tax authorities determine that the VIE Agreements were not entered into on an arm’s length basis, they may adjust the income and expenses of the Company for PRC tax purposes which could result in higher tax liability